Statement of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	€ (512)	€ (5,021)	€ (7,475)
Other comprehensive loss:
Foreign currency translation adjustments	151	154	315
Provision for retirement indemnities	(141)	(48)	(52)
Comprehensive income (loss), net of tax	€ (502)	€ (4,915)	€ (7,213)